S000022091 [Member] Investment Objectives and Goals - Franklin U.S. Large Cap Equity Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN U.S. LARGE CAP EQUITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.